Note 5 - Promissory Notes Receivable (Details Textual) - Rio Grande Resources Ltd [member] - CAD ($)	Nov. 05, 2024	Nov. 04, 2024
Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.95%
Foremost promissory note [member]
Statement Line Items [Line Items]
Borrowings	$ 520,000	$ 520,000
Borrowings, interest rate	8.95%
Key management personnel of entity or parent [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings	$ 677,450	$ 677,450
Borrowings, interest rate	8.95%	8.95%